Ordinary Shares and Treasury Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2013 ADSs	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2014 ADSs USD ($)	Dec. 31, 2013 ADSs USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2014 Ordinary shares	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares
Ordinary Shares and Treasury Shares
Ordinary shares, shares authorized				100,000,000	100,000,000
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001
Ordinary shares, shares issued				49,930,944	49,030,944
Ordinary shares issued to depository for issuance of ADS upon the exercise of options				592,097	339,366
Treasury shares
Aggregate value of ADS authorized to be repurchased under share repurchase plan							$ 10,000	$ 10,000			$ 10,000
Period of share repurchase plan						12 months	1 year	1 year
ADSs repurchased under share repurchase plan (in shares)									776,341	931,593	2,004,526
Aggregate value of ADS repurchased under share repurchase plan (in dollars)	26,380	33,097	63,702						$ 4,287	$ 5,359	$ 10,076
Shares cancelled												0	0	258,450
Ordinary shares repurchased but not cancelled				5,310,240	4,145,729							5,310,240